Share-Based Payment (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Feb. 05, 2024 shares	Jan. 22, 2024 shares	Nov. 22, 2022 shares	May 19, 2022 shares	Mar. 24, 2022 $ / shares shares	Mar. 24, 2022 ₪ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Apr. 06, 2022 shares
Share-Based Payment [Line Items]
Vested options		10,000
Exercise price per share | (per share)					$ 3.08	₪ 10.84
Vested shares		70,000
Capital gain tax rate							25.00%
Percentage of capital gain tax	25.00%
Share-based payment expenses (in Dollars) | $							$ 1,683	$ 1,352	$ 4,618
RSUs [Member]
Share-Based Payment [Line Items]
Grant shares			165,000	30,000	555,500	555,500
Vesting period			3 years	3 years	3 years	3 years
Vested options		25,000			3,141	3,141	19,048		7,030
Share-based payment expenses (in Dollars) | $							$ 1	9	$ 33
Share Options [Member]
Share-Based Payment [Line Items]
Vesting period		3 years			3 years	3 years
Board of Directors [Member]
Share-Based Payment [Line Items]
Grant shares					29,400	29,400
Board of Directors [Member] | RSUs [Member]
Share-Based Payment [Line Items]
Grant shares					536,141	536,141				285,713
Vested options							45,000
Advisory Board Members [Member] | RSUs [Member]
Share-Based Payment [Line Items]
Grant shares					22,500	22,500
Medical Board Members [Member]
Share-Based Payment [Line Items]
Exercisable ordinary shares					29,400	29,400
Officer [Member]
Share-Based Payment [Line Items]
Vesting period	3 years
Grant shares	2,277,000
Officer [Member] | Share Options [Member]
Share-Based Payment [Line Items]
Option to purchase	30,000
Directors [Member]
Share-Based Payment [Line Items]
Grant shares	90,000
Employees, Directors and Subcontractors [Member]
Share-Based Payment [Line Items]
Share-based payment expenses (in Dollars) | $							$ 1,767	$ 1,427	$ 4,879
2019 Equity Incentive Plan [Member]
Share-Based Payment [Line Items]
Option term					ten	ten
Employee Stock [Member]
Share-Based Payment [Line Items]
Grant shares		320,000
Vesting period		3 years
Option to purchase		80,000
Employee Stock [Member] | RSUs [Member]
Share-Based Payment [Line Items]
Grant shares		245,000